Real estate properties development completed and under development (Tables)	12 Months Ended
Dec. 31, 2021
Real estate properties development completed and under development
Schedule of components of real estate properties development completed and under development

The following summarizes the components of real estate properties development completed and under development at December 31, 2020 and 2021:

	December 31,	December 31,
	2020	2021
	US$	US$
Real estate properties development completed	439,204,753	500,875,235
Real estate properties under development	3,010,624,339	2,368,747,467
Total real estate properties development completed and under development	3,449,829,092	2,869,622,702